Shareholder Report, Line Graph (Details) B274539_Direxion Daily GOOGL Bear 1X Shares_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Sep. 07, 2022	Oct. 31, 2025
Direxion Daily GOOGL Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Direxion Daily GOOGL Bear 1X Shares NAV
Accumulated Value	$ 5,960	$ 8,128	$ 11,072	$ 10,000	$ 3,440
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	15,093	10,936	9,929	10,000	$ 18,331
Alphabet Inc._ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Alphabet Inc.
Accumulated Value	$ 16,020	$ 11,617	$ 8,848	$ 10,000	$ 26,326